Exempt Party-In-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 56-1814206 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-In-Interest and Related Party Transactions

Note 4 – Exempt Party-In-Interest and Related Party Transactions

Certain Plan investments are managed by the Trustee. Fees paid by the Plan for investment management and administrative services totaled $69,857 for the year ended December 31, 2025. The Trustee is a party-in-interest, and these transactions, along with notes receivable from participants, qualify as exempt party-in-interest transactions under ERISA.

The Plan also invests in shares of common stock of the Company, the Plan sponsor, which is a related party and a party-in-interest as defined by ERISA. Transactions involving the Company's common stock qualify as exempt party-in-interest transactions under ERISA regulations.

At December 31, 2025 and 2024, the Plan held 101,625 and 95,105 shares, respectively, of the Company’s common stock, with fair values of $1,112,794 and $850,238, respectively. During the year ended December 31, 2025, the Company declared and paid a 3% stock dividend on its common stock, which is included in the shares held at year-end. During the same period, the Plan purchased 3,561 shares of the Company’s common stock for $34,388 and had no sales of this investment.